UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA	May 12, 2010
[Signature]	 [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]



Report Summary:



Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	25302910

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick
2	28-06281		Michael B. Elefante
3	28-06169		Timothy F. Fidgeon
4	28-06165		Michael J. Puzo
5	28-10379		Kurt F. Somerville




AS OF MARCH 31, 2010     FORM 13F   SEC FILE # STEPHEN W KIDDER / 28-11134


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         637728      29200           XX                         27200   2000
                          ADR

ABBOTT LABS               COMMON STOCK     002824100         829710      15750           XX                         13150   2600

APPLIED MATERIALS INC     COMMON STOCK     038222105         171711      12750           XX                         11750   1000

APTARGROUP INC            COMMON STOCK     038336103         798805      20300           XX                         18700   1600

AUTOMATIC DATA            COMMON STOCK     053015103         611018      13740           XX                         12440   1300
PROCESSING

B P PLC ADR               COMMON STOCK     055622104         660814      11579           XX                         11329    250

CVS CAREMARK              COMMON STOCK     126650100         312588       8550           XX                          7250   1300
CORPORATION

CANADIAN NATIONAL         COMMON STOCK     136375102        1034574      17075           XX                         15575   1500
RAILWAY CO

CATERPILLAR INC           COMMON STOCK     149123101         314250       5000           XX                          5000

CENOVUS ENERGY INC        COMMON STOCK     15135U109         396688      15135           XX                         13485   1650

CHEVRON CORP              COMMON STOCK     166764100         578204       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK     171232101         569313      10980           XX                         10980

CISCO SYS INC             COMMON STOCK     17275R102         303900      11675           XX                         11175    500

COCA COLA CO              COMMON STOCK     191216100         431750       7850           XX                          7850

DEERE & COMPANY           COMMON STOCK     244199105         509870       8575           XX                          7775    800

E M C CORP                COMMON STOCK     268648102         724306      40150           XX                         37650   2500

EMERSON ELECTRIC CO       COMMON STOCK     291011104        1116290      22175           XX                         20375   1800

ENCANA CORP               COMMON STOCK     292505104         697710      22485           XX                         20835   1650

EXXON MOBIL CORP          COMMON STOCK     30231G102        1569274      23429           XX                         22729    700

GENERAL ELECTRIC CO       COMMON STOCK     369604103         752570      41350           XX                         38850   2500

HELMERICH & PAYNE INC     COMMON STOCK     423452101         337008       8850           XX                          8250    600

INTEL CORPORATION         COMMON STOCK     458140100        1194410      53585           XX                         49405   4180

JOHNSON & JOHNSON         COMMON STOCK     478160104        1815494      27845           XX                         26045   1800

MICROSOFT CORP            COMMON STOCK     594918104         650036      22195           XX                         22195

MONSANTO CO NEW           COMMON STOCK     61166W101         382454       5355           XX                          4955    400

NOVARTIS AG ADR           COMMON STOCK     66987V109         698431      12910           XX                         12110    800

NOVO NORDISK A/S ADR      COMMON STOCK     670100205         269920       3500           XX                          3500

PEPSICO INC               COMMON STOCK     713448108         492892       7450           XX                          6200   1250

PORTLAND GENERAL          COMMON STOCK     736508847         222065      11500           XX                         10500   1000
ELECTRIC CO

PROCTER & GAMBLE CO       COMMON STOCK     742718109        1760298      27822           XX                         27322    500

SCHLUMBERGER LTD          COMMON STOCK     806857108         225283       3550           XX                          3550

STATE STREET CORP         COMMON STOCK     857477103        1903780      42175           XX                         42175

SYSCO CORP                COMMON STOCK     871829107         569350      19300           XX                         19300

3 M COMPANY               COMMON STOCK     88579Y101        1189619      14235           XX                         12985   1250

WELLS FARGO & CO          COMMON STOCK     949746101         266854       8575           XX                          8575

COVIDIEN PLC              COMMON STOCK     G2554F105         303943       6045           XX                          6045

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